Right of Use Assets and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 24,888
Additions	222
Depreciation for the period	(1,642)
Translation differences	(165)
Ending balance	23,303
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	22,398
Depreciation for the period	(1,239)
Translation differences	(143)
Ending balance	21,016
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,195
Additions	222
Depreciation for the period	(277)
Translation differences	(22)
Ending balance	1,118
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,295
Depreciation for the period	(126)
Ending balance	€ 1,169